BROKERAGE ACCOUNT	6 Months Ended
Jun. 30, 2022
BROKERAGE ACCOUNT
NOTE 4 - BROKERAGE ACCOUNT

NOTE 4 – BROKERAGE ACCOUNT

As of June 30, 2022, the market value of the Company's account portfolio was $30,646. During the period ending June 30, 2022, $37,000 was transferred from the brokerage account to operating account. The opening value of the account was $325,794, resulting in losses in portfolio investment as follows:

Net loss on investment in securities account for the six months ended June 30, 2022	$252,568
Less – Net gain and losses recognized during 2022 on equity securities sold during the period	$252,568
Unrealized losses recognized during 2022 on equities securities still held at June 30, 2022	$-